ING EQUITY TRUST

ING FUNDS TRUST

ING MAYFLOWER TRUST

ING MUTUAL FUNDS

ING SENIOR INCOME FUND

ING SERIES FUND, INC.

Supplement dated August 19, 2011

to the Current Prospectuses for the

above-named Company/Trusts (“Registrants”)

Effective August 22, 2011, each Registrant’s current Prospectuses are hereby revised as follows:

The information with respect to buying of shares “By Wire” in the table in the section entitled “How To Buy Shares” in each Registrant’s Prospectuses is hereby deleted in its entirety and replaced with the following:

Buying Shares	Opening an Account	Adding to an Account
By Wire

Call ING Shareholder Services at (800) 992-0180 to obtain an account number and indicate your financial intermediary on the account.

Instruct your bank to wire funds to the Fund in the care of:

Bank of New York Mellon

ABA # 011001234

credit to: BNY Mellon Investment Servicing (US) Inc. as Agent for ING Funds

A/C #0000733938; for further credit to Shareholder A/C #

(A/C # you received over the telephone)

Shareholder Name:

                     (Your Name Here)

After wiring funds you must complete the Account Application and send it to:

ING Funds

P.O. Box 9772

Providence, RI

02940-9772

Wire the funds in the same manner described under “Operating an Account.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE